Financial instruments - Financial liabilities at fair value through profit or loss (Details) - Financial liabilities at fair value through profit and loss category - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Carrying Value	£ 524,676	£ 110,198
Fair Value	524,676	110,198
Convertible senior secured notes
Financial instruments
Carrying Value	524,242	109,291
Fair Value	524,242	109,291
Warrant liabilities
Financial instruments
Carrying Value	434	907
Fair Value	£ 434	£ 907